T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio
November 30, 2023 (Unaudited)
1
Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
CORPORATE BONDS 92.0%
FINANCIAL INSTITUTIONS 43.0%
Banking 29.6%
AIB Group, VR, 6.608%, 9/13/29 (1)(2) 200 204
Ally Financial, 2.20%, 11/2/28  280 229
Banco Santander, 6.921%, 8/8/33  200 199
Bank of America, VR, 1.734%, 7/22/27 (2) 340 305
Bank of America, VR, 2.572%, 10/20/32 (2) 160 127
Bank of America, VR, 3.194%, 7/23/30 (2) 315 275
Bank of America, VR, 5.288%, 4/25/34 (2) 295 282
Bank of America, VR, 5.872%, 9/15/34 (2) 140 140
Bank of America, Series TT, VR, 6.125% (2)
(3) 155 151
Bank of New York Mellon, VR, 6.474%,
10/25/34 (2) 420 444
Barclays, VR, 6.224%, 5/9/34 (2) 200 197
CaixaBank, VR, 6.208%, 1/18/29 (1)(2) 420 416
CaixaBank, VR, 6.84%, 9/13/34 (1)(2) 215 216
Capital One Financial, VR, 2.359%,
7/29/32 (2) 194 137
Capital One Financial, VR, 3.273%,
3/1/30 (2) 165 141
Capital One Financial, VR, 5.468%,
2/1/29 (2) 222 212
Capital One Financial, VR, 6.377%,
6/8/34 (2) 70 68
Citigroup, VR, 3.98%, 3/20/30 (2) 1,250 1,152
Citigroup, VR, 4.412%, 3/31/31 (2) 145 134
Citigroup, VR, 6.174%, 5/25/34 (2) 275 273
Credit Suisse, 1.25%, 8/7/26  250 222
Danske Bank, VR, 4.298%, 4/1/28 (1)(2) 720 681
Fifth Third Bancorp, 2.375%, 1/28/25  35 34
Fifth Third Bancorp, 2.55%, 5/5/27  15 14
Fifth Third Bancorp, 3.95%, 3/14/28  126 118
Fifth Third Bancorp, VR, 6.339%,
7/27/29 (2) 65 66
Goldman Sachs Group, VR, 1.992%,
1/27/32 (2) 95 73
Goldman Sachs Group, VR, 2.383%,
7/21/32 (2) 240 189
Goldman Sachs Group, VR, 3.102%,
2/24/33 (2) 165 136
Goldman Sachs Group, VR, 4.223%,
5/1/29 (2) 1,180 1,109
HSBC Holdings, VR, 6.254%, 3/9/34 (2) 245 249
HSBC Holdings, VR, 7.399%, 11/13/34 (2) 205 213
ING Groep, VR, 6.114%, 9/11/34 (2) 200 200
Intesa Sanpaolo, 6.625%, 6/20/33 (1) 200 196
JPMorgan Chase, VR, 2.522%, 4/22/31 (2) 15 13
JPMorgan Chase, VR, 2.956%, 5/13/31 (2) 185 157
JPMorgan Chase, VR, 4.203%, 7/23/29 (2) 285 270
JPMorgan Chase, VR, 4.912%, 7/25/33 (2) 120 114
JPMorgan Chase, VR, 5.35%, 6/1/34 (2) 410 400
JPMorgan Chase, VR, 6.254%, 10/23/34 (2) 155 161
KBC Group, VR, 5.796%, 1/19/29 (1)(2) 560 555
Morgan Stanley, VR, 1.794%, 2/13/32 (2) 565 432
Morgan Stanley, VR, 4.431%, 1/23/30 (2) 930 879
Morgan Stanley, VR, 5.424%, 7/21/34 (2) 140 136
Par/Shares $ Value
(Amounts in 000s)
Morgan Stanley, VR, 5.948%, 1/19/38 (2) 95 92
Morgan Stanley, VR, 6.342%, 10/18/33 (2) 210 216
Morgan Stanley, VR, 6.627%, 11/1/34 (2) 155 164
PNC Financial Services Group, VR, 5.582%,
6/12/29 (2) 285 283
PNC Financial Services Group, Series T,
VR, 3.40% (2)(3) 165 127
Santander Holdings USA, VR, 2.49%,
1/6/28 (2) 284 255
Santander UK Group Holdings, VR, 1.532%,
8/21/26 (2) 1,135 1,043
Toronto-Dominion Bank, 5.523%, 7/17/28  445 447
UBS Group, VR, 5.959%, 1/12/34 (1)(2) 480 472
UBS Group, VR, 6.246%, 9/22/29 (1)(2) 200 202
UBS Group, VR, 9.25% (1)(2)(3) 200 212
Wells Fargo, VR, 3.068%, 4/30/41 (2) 680 486
Wells Fargo, VR, 5.389%, 4/24/34 (2) 245 236
Wells Fargo, VR, 6.491%, 10/23/34 (2) 170 178
Wells Fargo, Series BB, VR, 3.90% (2)(3) 165 148
16,480
Brokerage Asset Managers
Exchanges 2.1%
Intercontinental Exchange, 2.65%, 9/15/40  245 171
Intercontinental Exchange, 3.00%, 6/15/50  240 157
LSEGA Financing, 2.00%, 4/6/28 (1) 385 333
LSEGA Financing, 2.50%, 4/6/31 (1) 635 523
1,184
Finance Companies 0.9%
AerCap Ireland Capital, 3.30%, 1/30/32  180 149
AerCap Ireland Capital, 6.15%, 9/30/30  150 151
AerCap Ireland Capital, 6.50%, 7/15/25  210 211
511
Insurance 6.8%
Assurant, 6.10%, 2/27/26  90 89
Centene, 2.50%, 3/1/31  290 230
Centene, 3.00%, 10/15/30  115 96
Centene, 3.375%, 2/15/30  110 95
Centene, 4.625%, 12/15/29  150 140
Corebridge Financial, 3.85%, 4/5/29  315 288
Equitable Financial Life Global Funding,
1.80%, 3/8/28 (1) 720 613
Health Care Service A Mutual Legal
Reserve, 3.20%, 6/1/50 (1) 405 265
Humana, 2.15%, 2/3/32  535 418
Humana, 5.50%, 3/15/53  85 81
Humana, 5.95%, 3/15/34  110 112
Jackson Financial, 5.17%, 6/8/27  218 211
MetLife, 6.50%, 12/15/32  125 135
UnitedHealth Group, 2.90%, 5/15/50  510 330
UnitedHealth Group, 5.05%, 4/15/53  285 267
UnitedHealth Group, 5.35%, 2/15/33  265 270
UnitedHealth Group, 5.875%, 2/15/53  140 149
3,789
Real Estate Investment Trusts 3.6%
Brixmor Operating Partnership, 3.90%,
3/15/27  45 42
Brixmor Operating Partnership, 4.05%,
7/1/30  102 92
Healthcare Realty Holdings, 2.40%, 3/15/30  300 237

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

Par/Shares $ Value
(Amounts in 000s)
Healthcare Realty Holdings, 3.625%,
1/15/28  200 181
Invitation Homes Operating Partnership,
5.45%, 8/15/30  215 207
Kilroy Realty, 3.05%, 2/15/30  350 280
Kilroy Realty, 4.25%, 8/15/29  330 287
Prologis, 5.125%, 1/15/34  350 342
Simon Property Group, 6.65%, 1/15/54  280 300
1,968
Total Financial Institutions 23,932
INDUSTRIAL 39.2%
Basic Industry 1.5%
Celanese U.S. Holdings, 6.05%, 3/15/25  30 30
Celanese U.S. Holdings, 6.165%, 7/15/27  215 216
Freeport-McMoRan, 4.375%, 8/1/28  17 16
Freeport-McMoRan, 5.45%, 3/15/43  165 148
South32 Treasury, 4.35%, 4/14/32 (1) 335 288
Westlake, 3.125%, 8/15/51  225 137
835
Capital Goods 2.1%
Boeing, 5.15%, 5/1/30  145 143
Boeing, 5.805%, 5/1/50  145 141
Carrier Global, 2.722%, 2/15/30  550 470
Regal Rexnord, 6.05%, 2/15/26 (1) 155 155
Stanley Black & Decker, 6.00%, 3/6/28  280 287
1,196
Communications 10.4%
American Tower Trust #1, 5.49%,
3/15/28 (1) 185 185
AT&T, 3.50%, 6/1/41  20 15
AT&T, 3.50%, 9/15/53  985 652
AT&T, 3.65%, 9/15/59  205 135
Charter Communications Operating, 5.25%,
4/1/53  200 160
Charter Communications Operating, 5.75%,
4/1/48  165 139
Comcast, 2.887%, 11/1/51  255 161
Crown Castle, 2.25%, 1/15/31  610 489
Crown Castle, 2.50%, 7/15/31  210 168
Meta Platforms, 4.45%, 8/15/52  700 599
Rogers Communications, 3.80%, 3/15/32  285 247
Rogers Communications, 4.35%, 5/1/49  10 8
Rogers Communications, 4.55%, 3/15/52  417 328
SBA Tower Trust, 1.631%, 11/15/26 (1) 475 418
SBA Tower Trust, 2.328%, 1/15/28 (1) 370 317
Sprint Capital, 6.875%, 11/15/28  135 143
Sprint Capital, 8.75%, 3/15/32  110 131
T-Mobile USA, 5.75%, 1/15/54  645 637
Take-Two Interactive Software, 4.95%,
3/28/28  300 297
Warnermedia Holdings, 3.755%, 3/15/27  413 389
Warnermedia Holdings, 6.412%, 3/15/26  200 200
5,818
Consumer Cyclical 3.8%
CBRE Services, 5.95%, 8/15/34  145 144
Dollar General, 5.45%, 7/5/33  253 247
Ford Motor Credit, 6.95%, 3/6/26  205 207
General Motors Financial, 5.80%, 6/23/28  275 274
Par/Shares $ Value
(Amounts in 000s)
GLP Capital, 5.375%, 4/15/26  185 180
Hyundai Capital America, 2.375%,
10/15/27 (1) 240 212
Hyundai Capital America, 5.50%,
3/30/26 (1) 140 139
Lowe's, 4.25%, 4/1/52  265 208
Marriott International, 4.90%, 4/15/29  35 34
Ross Stores, 1.875%, 4/15/31  250 196
Ross Stores, 4.80%, 4/15/30  297 281
2,122
Consumer Non-Cyclical 13.3%
AbbVie, 4.05%, 11/21/39  360 310
AbbVie, 4.50%, 5/14/35  365 342
AbbVie, 4.70%, 5/14/45  345 309
Amgen, 5.60%, 3/2/43  25 24
Anheuser-Busch InBev Worldwide, 5.55%,
1/23/49  285 291
BAT Capital, 6.343%, 8/2/30  235 241
Bayer U.S. Finance, 6.25%, 1/21/29 (1) 200 201
Bayer U.S. Finance, 6.375%, 11/21/30 (1) 200 199
Becton Dickinson & Company, 4.298%,
8/22/32  70 65
Becton Dickinson & Company, 4.669%,
6/6/47  182 157
CVS Health, 5.05%, 3/25/48  590 516
CVS Health, 5.625%, 2/21/53  300 283
HCA, 3.375%, 3/15/29  45 40
HCA, 3.625%, 3/15/32  170 145
HCA, 4.375%, 3/15/42  90 71
HCA, 5.375%, 9/1/26  325 323
IQVIA, 5.70%, 5/15/28 (1) 415 412
IQVIA, 6.25%, 2/1/29 (1) 35 35
Kenvue, 5.10%, 3/22/43  55 53
Mattel, 5.875%, 12/15/27 (1) 275 270
Pfizer Investment Enterprises, 5.30%,
5/19/53  365 354
Pfizer Investment Enterprises, 5.34%,
5/19/63  140 134
Philip Morris International, 5.375%, 2/15/33  260 256
Philip Morris International, 5.75%, 11/17/32  345 353
Revvity, 1.90%, 9/15/28  820 692
Revvity, 2.25%, 9/15/31  305 238
STERIS Irish FinCo, 2.70%, 3/15/31  695 576
Sysco, 4.45%, 3/15/48  15 12
Utah Acquisition Sub, 3.95%, 6/15/26  340 324
Utah Acquisition Sub, 5.25%, 6/15/46  205 159
7,385
Energy 5.0%
Cheniere Energy Partners, 5.95%,
6/30/33 (1) 125 124
Columbia Pipelines Holding, 6.042%,
8/15/28 (1) 55 56
DCP Midstream Operating, 5.625%,
7/15/27  65 66
Diamondback Energy, 6.25%, 3/15/33  135 139
Enbridge, 5.70%, 3/8/33  246 246
Enbridge, 6.20%, 11/15/30  60 62
Enbridge, 6.70%, 11/15/53  95 104
Energy Transfer, 6.40%, 12/1/30  135 140

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

Par/Shares $ Value
(Amounts in 000s)
Hess, 7.125%, 3/15/33  70 79
Occidental Petroleum, 6.60%, 3/15/46  130 133
Occidental Petroleum, 7.50%, 5/1/31  120 130
Occidental Petroleum, 8.875%, 7/15/30  120 137
ONEOK, 5.80%, 11/1/30  245 247
ONEOK, 6.10%, 11/15/32  110 113
Patterson-UTI Energy, 7.15%, 10/1/33  70 72
Targa Resources Partners, 5.50%, 3/1/30  165 159
Targa Resources Partners, 6.875%, 1/15/29  79 80
Transcontinental Gas Pipe Line, 3.95%,
5/15/50  345 260
Transcontinental Gas Pipe Line, 4.60%,
3/15/48  40 33
Western Midstream Operating, 4.05%,
2/1/30  120 109
Western Midstream Operating, 6.35%,
1/15/29  275 282
2,771
Industrial Other 0.4%
Booz Allen Hamilton, 5.95%, 8/4/33  75 76
Jacobs Engineering Group, 6.35%, 8/18/28  125 128
204
Technology 1.5%
Broadcom, 2.45%, 2/15/31 (1) 260 214
Broadcom, 3.419%, 4/15/33 (1) 93 78
Equifax, 5.10%, 12/15/27  96 95
Micron Technology, 6.75%, 11/1/29  215 224
Workday, 3.80%, 4/1/32  275 244
855
Transportation 1.2%
Canadian Pacific Railway, 3.50%, 5/1/50  375 267
ERAC USA Finance, 4.90%, 5/1/33 (1) 170 163
Transurban Finance, 2.45%, 3/16/31 (1) 300 241
671
Total Industrial 21,857
UTILITY 9.8%
Electric 9.1%
AEP Texas, 4.70%, 5/15/32  180 168
AES, 1.375%, 1/15/26  310 283
AES, 5.45%, 6/1/28  305 302
American Electric Power, 5.95%, 11/1/32  75 77
Baltimore Gas & Electric, 5.40%, 6/1/53  90 87
Duke Energy, 5.00%, 8/15/52  380 330
Edison International, 4.70%, 8/15/25  190 186
Exelon, 3.35%, 3/15/32  139 120
Exelon, 5.60%, 3/15/53  510 487
Georgia Power, 4.70%, 5/15/32  305 292
Georgia Power, 4.95%, 5/17/33  205 198
MidAmerican Energy, 5.85%, 9/15/54  80 82
New York State Electric & Gas, 5.85%,
8/15/33 (1) 120 121
Par/Shares $ Value
(Amounts in 000s)
NextEra Energy Capital Holdings, 3.00%,
1/15/52  420 261
Pacific Gas & Electric, 2.95%, 3/1/26  555 518
Pacific Gas & Electric, 6.70%, 4/1/53  100 101
Pacific Gas & Electric, 6.95%, 3/15/34  110 116
Public Service of Oklahoma, 5.25%,
1/15/33  270 263
Southern, 5.113%, 8/1/27  155 153
Southern California Edison, 3.45%, 2/1/52  105 71
Southern California Edison, Series 20A,
2.95%, 2/1/51  330 206
Vistra Operations, 5.125%, 5/13/25 (1) 530 521
Vistra Operations, 6.95%, 10/15/33 (1) 80 82
Xcel Energy, 4.60%, 6/1/32  80 75
5,100
Natural Gas 0.7%
Boston Gas, 6.119%, 7/20/53 (1) 100 98
NiSource, 5.40%, 6/30/33  85 84
Sempra, 3.70%, 4/1/29  215 198
380
Total Utility 5,480
Total Corporate Bonds
(Cost $55,156) 51,269
MUNICIPAL SECURITIES 0.2%
Colorado 0.2%
Colorado HFA, Covenant Living Community,
Series B, 2.80%, 12/1/26  125 117
Total Municipal Securities
(Cost $125) 117
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 1.4%
U.S. Treasury Obligations 1.4%
U.S. Treasury Bonds, 2.00%, 11/15/41  555 372
U.S. Treasury Bonds, 4.375%, 8/15/43  400 382
Total U.S. Government Agency
Obligations (Excluding Mortgage-Backed)
(Cost $882) 754
SHORT-TERM INVESTMENTS 1.7%
Money Market Funds 1.7%
T. Rowe Price Government Reserve Fund,
5.42% (4)(5) 950 950
Total Short-Term Investments
(Cost $950) 950
Total Investments in Securities 95.3%
(Cost $57,113) $ 53,090
Other Assets Less Liabilities 4.7% 2,633
Net Assets 100.0% $ 55,723

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

.
‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $9,417 and represents
16.9% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(3) Perpetual security with no stated maturity date.
(4) Seven-day yield
(5) Affiliated Companies
HFA Health Facility Authority
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended November 30, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.42% $ —# $ — $ 49+
Supplementary Investment Schedule
Affiliate
Value
02/28/23
Purchase
Cost
Sales
Cost
Value
11/30/23
T. Rowe Price Government Reserve Fund, 5.42% $ 994  ¤  ¤ $ 950^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+
Investment income comprised $49 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $950.

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Investment-Grade Corporate Multi-Sector Account Portfolio (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). At a meeting held on July 24, 2023, the fund’s Board of Directors approved the closure and liquidation of the fund. The fund will be liquidated on
December 6, 2023 (liquidation date). Prior to the liquidation date, the fund’s assets will be sold at the discretion of the fund’s portfolio management and the fund will cease to pursue its investment objective. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of
Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 52,140 $ — $ 52,140
Short-Term Investments 950 — — 950
Total $ 950 $ 52,140 $ — $ 53,090
1
Includes Corporate Bonds, Municipal Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).